Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Material Accounting Policies
Schedule of interests in direct and indirect subsidiaries

At December 31, 2023 and 2022, the main direct and indirect subsidiaries of the Company were as follows:

	Company’s
	Ownership	Business
Subsidiaries	Interest (1)	Segment (2)
Empresas Cablevisión, S.A.B. de C.V. and subsidiaries (collectively, “Empresas Cablevisión”) (3)	51.2%	Cable
Subsidiaries engaged in the Cablemás business (collectively, “Cablemás”) (3)	100%	Cable
Televisión Internacional, S.A. de C.V. and subsidiaries (collectively, “TVI”) (3)	100%	Cable
Cablestar, S.A. de C.V. and subsidiaries (collectively, “Bestel”) (3)	66.2%	Cable
Arretis, S.A.P.I. de C.V. and subsidiaries (collectively, “Cablecom”) (3)	100%	Cable
Subsidiaries engaged in the Telecable business (collectively, “Telecable”) (3)	100%	Cable
FTTH de México, S.A. de C.V. (“FTTH de México”) (3)	100%	Cable
Corporativo Vasco de Quiroga, S.A. de C.V. (“CVQ”) and subsidiaries (3)	100%	Cable and Sky
Innova, S. de R.L. de C.V. (“Innova”) and subsidiaries (collectively, “Sky”) (3) (4)	58.7%	Sky
Grupo Telesistema, S.A. de C.V. (“Grupo Telesistema”) and subsidiaries (5)	100%	Other Businesses (2)
Controladora de Juegos y Sorteos de México, S.A. de C.V. and subsidiaries	100%	Other Businesses (2)
Editorial Televisa, S.A. de C.V. and subsidiaries	100%	Other Businesses (2)
Grupo Distribuidoras Intermex, S.A. de C.V. and subsidiaries	100%	Other Businesses (2)

(1)	Percentage of equity interest directly or indirectly held by the Company.
(2)	See Note 26 for a description of each of the Group’s business segments. Most of the Group’s operations of its Other Businesses segment were discontinued following the spin-off of certain businesses that were part of the Group´s Other Businesses segment on January 31, 2024 (the “Spin-off”), to create a new controlling entity listed in the Mexican Stock Exchange (see Notes 3 and 29).
(3)	CVQ is a direct subsidiary of the Company and the parent company of Empresas Cablevisión, Cablemás, TVI, Bestel, Cablecom, Telecable, FTTH de México, and Sky. Bestel is an indirect majority-owned subsidiary of Empresas Cablevisión. FTTH de México was merged into Televisión Internacional S.A. de C.V., in the fourth quarter of 2023.
(4)	Innova is an indirect majority-owned subsidiary of the Company, CVQ and Sky DTH, S.A. de C.V. (“Sky DTH”), and a direct majority-owned subsidiary of Innova Holdings, S. de R.L. de C.V. (“Innova Holdings”). Sky is a satellite television provider in Mexico, Central America and the Dominican Republic. Although the Company holds a majority of Innova’s equity and designates a majority of the members of Innova’s Board of Directors, the non-controlling interest has certain governance and veto rights in Innova, including the right to block certain transactions between the companies in the Group and Sky. These veto rights are protective in nature and do not affect decisions about relevant business activities of Innova. (see Note 29)
(5)	Grupo Telesistema and its wholly-owned subsidiaries Multimedia Telecom, S.A. de C.V., Villacezán, S.A. de C.V., Comunicaciones Tieren, S.A. de C.V., and Corporativo TD Sports, S.A. de C.V., are the subsidiaries through which the Company owns shares of the capital stock of TelevisaUnivision, the parent company of Univision Communications Inc. (“Univision”), representing 49.7%, 43.8%, 3.7%, 2.1% and 0.7%, respectively, of the Group’s aggregate investment in shares of common stock issued by TelevisaUnivision as of December 31, 2023 and 2022. Grupo Telesistema was the parent company of Club de Fútbol América, S.A. de C.V. and Fútbol del Distrito Federal, S.A. de C.V., which became direct subsidiaries of the Company in March 2023, in connection with the Spin-off (see Notes 3, 10, 20 and 29).

Schedule of expiration dates of the Group's concessions and permits

At December 31, 2023, the expiration dates of the Group’s concessions and permits were as follows:

Segments	Expiration Dates
Cable	Various from 2026 to 2059
Sky	Various from 2025 to 2056
Other Businesses:
Broadcasting concessions (1)	In 2042 and 2052
Gaming	In 2030

(1)	In November 2018, the IFT approved (i) 23 concessions for the use of spectrum that comprise the Group’s 225 TV stations, for a term of 20 years, starting in January 2022 and ending in January 2042, and (ii) six concessions that grant the authorization to provide digital broadcasting television services of such 225 TV stations, for a term of 30 years, starting in January 2022 and ending in January 2052. In November 2018, the Group paid for the broadcasting concessions for the use of spectrum an aggregate amount of Ps.5,753,349 in cash and recognized this payment as an intangible asset in its consolidated statement of financial position. This amount is being amortized over a period of 20 years beginning on January 1, 2022, by using the straight-line method. These broadcasting concessions became part of the Group’s Other Businesses segment after the TelevisaUnivision Transaction closed on January 31, 2022 (see Notes 3, 13, 20 and 26).

Schedule of property, plant and equipment, estimated useful lives

Estimated
Useful Lives
Buildings	20-50 years
Technical equipment	3-30 years
Satellite transponders	15 years
Furniture and fixtures	10-15 years
Transportation equipment	4-8 years
Computer equipment	3-6 years
Leasehold improvements	5-30 years

Schedule of useful life of investment property

Estimated Useful Lives
Buildings	20-65 years

Schedule of intangible assets, estimated useful lives

Estimated
Useful Lives
Trademarks with finite useful lives	4 years
Licenses	3-10 years
Subscriber lists	4-5 years
Payments for renewal of concessions	20 years
Other intangible assets	3-20 years

Schedule of costs to obtain contracts with customers

	Cable		Sky		Total
Contract costs:
At January 1, 2023	Ps.	3,297,436	Ps.	2,020,790	Ps.	5,318,226
Additions		1,758,769		408,555		2,167,324
Amount recognized in income		(1,240,670)		(914,694)		(2,155,364)
Total contract costs at December 31, 2023		3,815,535		1,514,651		5,330,186
Less:
Current Contract Costs		1,295,696		715,816		2,011,512
Total non-current contract costs	Ps.	2,519,839	Ps.	798,835	Ps.	3,318,674

	Cable		Sky		Total
Contract costs:
At January 1, 2022	Ps.	2,498,124	Ps.	2,500,190	Ps.	4,998,314
Additions		1,764,989		580,042		2,345,031
Amount recognized in income		(965,677)		(1,059,442)		(2,025,119)
Total contract costs at December 31, 2022		3,297,436		2,020,790		5,318,226
Less:
Current Contract Costs		1,077,417		840,870		1,918,287
Total non-current contract costs	Ps.	2,220,019	Ps.	1,179,920	Ps.	3,399,939

Schedule of new or amended standards issued by IASB

Effective for Annual
Reporting
Periods Beginning
New or Amended IFRS Accounting Standard	Title of the IFRS Accounting Standard	On or After
Amendments to IAS 12 (1)	International Tax Reform – Pillar Two Model Rules	January 1, 2023
Amendments to IFRS 16 (1)	Lease Liability in a Sale and Leaseback	January 1, 2024
Amendments to IAS 1 (1)	Non-current Liabilities with Covenants	January 1, 2024
Amendments to IAS 7 and IFRS 7 (1)	Supplier Finance Arrangements	January 1, 2024
Amendments to IAS 21 (1)	Lack of Exchangeability	January 1, 2025
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	Postponed

(1)	This new or amended IFRS Accounting Standard is not expected to have a significant impact on the Group’s consolidated financial statements.